Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Commitments and contingencies
4.8 Commitments and contingencies
As at December 31, 2023, bank guarantees and letters of credit in the amount of CHF 155.6 million (December 31, 2022: CHF 126.1 million) were provided in favor of third parties. Thereof, CHF 111.9 million and CHF 27.9 million (December 31, 2022: CHF 126.1 million and CHF — million) related to contracts entered into for highly-automated warehouses in the United States (Atlanta) and Belgium (Beringen), respectively.
As at December 31, 2023, CHF 155.3 million of bank guarantees and letters of credit have been rolled into the CHF 700 million multicurrency credit facility entered into on July 7, 2023. Refer to 5.4 Liquidity risk for additional information.
The Swiss On entities form a VAT group and, hence, every entity participating in the group is jointly and severally liable for VAT debt of other group participants. Further, On Group entities participating in central cash pooling are jointly and severally liable for any debit position or outstanding overdraft in connection with them. In that context, gross balances in the amount of CHF 112.6 million have been offset as at December 31, 2023 (December 31, 2022: CHF 202.4 million).
On has committed itself to several new lease contracts, which have not yet commenced as at December 31, 2023, and are therefore not yet recognized on balance sheet. The total committed future outflow resulting of these lease contracts amounts to:

(CHF in millions)	12/31/2023	12/31/2022

Due < 1 year	15.8	6.6
Due 1 - 5 years	145.4	92.1
Due > 5 years	224.5	184.2
Commitments for future lease obligations	385.7	282.9

The majority of the future lease commitments relate to contracts entered into for new highly-automated warehouses in the United States (Atlanta) and Belgium (Beringen), respectively. The new warehouse in the United States will partially operate starting in 2024 and is expected to be fully operational by 2025, and amounts to CHF 245.8 million (December 31, 2022: CHF 254.9 million) lease commitment. The new warehouse in Belgium will partially operate starting in 2024 and is expected to be fully operational by 2026, and amounts to CHF 122.5 million (December 31, 2022: CHF — million) lease commitment. The remaining lease commitments relate to new stores in the United States.